UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

110 Sixteenth Street, Suite 1400, Denver, Colorado, 80202
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2004

Date of reporting period: 07/01/2003 - 06/30/04

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote Yes or No	How Cast its Vote	Cast its Vote For or Against Management
Teradyne Inc.	TER 880770102	5/27/2004	1. Directors Recommend 2. To approve an amendment to the 1996 employee stock purchase 3. To ratify the selection of pricewaterhousecoopers llp as auditors.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Applied Materials, Inc	AMAT 038222105	3/24/2004	1. Directors Recommend 2. To approve the amended and restated employee stock incentive Plan	Issuer Issuer	Yes Yes	For For	For For
Axa Ads	AXA 054536107	4/21/2004	Approval of the Companys 2003 financial statement - parent only, approval of the consolidated financial statement for 2003, Earnings appropriation and declaration of dividend, approval of the agreements mentioned in the auditors special report, re-election to the supervisory board, appointment to the supervisory board, and so on.	Issuer	Yes	For	For
Intel Corp.	INTC 458140100	5/19/2004	1. Directors Recommend
2. Ratification of selection of independent auditors
3. Approval of the 2004 Equity incentive plan
4. Stockholder proposal requesting the expensing of stock options
5. Stockholder proposal requesting the use of performance-vesting
			6. Stockholder proposal requesting the use of performance-based stock options	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
Symbol Technologies, Inc.	SBL 871508107	4/26/2004	1. Directors Recommend
2. The amendment and restatement of the symbol Technologies, Inc executive bonus plan
3. The 2004 Symbol Technologies, Inc. 2004 Equity incentive award plan
			4. The Ratification of the appointment of Ernst & young llp as the companys independent auditors.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Amgen Inc.	AMGN 031162100	5/13/2004	1. Directors Recommend 2. To rarify the selection of Ernst & young llp as independent auditors 3a. Stockholder proposal 2 ( EEO - 1 Report). 3b. Stockholder proposal # 2 (Stock option Expensing)	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For Against Against	For For Against Against
Hewlett-Packard Company	HPQ 428236103	3/17/2004	1. Directors Recommend
2. Proposal to ratify Ernst & young llp as Hewlett-Packard Companys independent auditors.
3. Approval of the Hewlett-Packard Company 2004 stock incentive plan
			4. Shareowner proposal entitled Stock option expensing proposal	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For Against	For For For Against
Novellus Systems, Inc.	NVLS 670008101	4/16/2004	1. Directors Recommend
2. Proposal to ratify ernst & young llp as hewlett-packard Companys independent auditors.
3. Shareholder proposal regarding provision of non-audit services by independent auditors
			4. Shareholder proposal regarding executive compensation	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For Against	For For For Against
Texas Instruments Incorporated	TXN 882508104	4/15/2004	1. Directors Recommend 2. Board proposal to ratify the appointment of ernst & young llp as the companys independent auditors 3. Stockholder proposal regarding expensing of stock options	Issuer Issuer Issuer	Yes Yes Yes	For For Against	For For Against
Time Warner Inc.	TWX 887317105	5/21/2004	1. Directors Recommend 2. Ratification of auditors 3. Stockholder proposal regarding CHINA business principles 4. Stockholder proposal regarding report on pay disparity	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For Against Against	For For Against Against
EMC Corporation	EMC 268648102	5/5/2004	1. Directors Recommend
2.To approve an amendment to EMCs 2003 stock plan.
3.To approve an amendment to EMCs 1989 employee stock purchase plan
4.To ratify the selection by audit committee of the board of directors
			5.To act upon a stockholder proposal relating to executive compensation	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For Against
Motorola, Inc.	MOT 620076109	5/3/2004	1. Directors Recommend 2. Shareholder proposal re: commonsense executive compensation 3. Shareholder proposal re: performance and time-based restricted shares	Issuer Issuer Issuer	Yes Yes Yes	For Against Against	For Against Against
Biogen Idec Inc.	BIIB 09062X103	6/16/2004	1. Directors Recommend 2. To ratify the selection of pricewaterhousecoopers llp as the companys independent accountants.	Issuer Issuer	Yes Yes	For For	For For
J.P. Morgan Chase & Co.	JPM 46625H100	5/25/2004	1. Directors Recommend
Proposals
1. Merger proposal
2. Appointment of external auditor
3. Re-approval of key executive performance plan
4. Adjournment of meeting, if necessary to solicit additional proxies
6. Director term limit
7. Charitable contributions
8. Political contributions
9. Separation of chairman and CEO
10. Derivative disclosure
11. Auditor Independence
12. Director compensation
			13. Pay disparity	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For Against Against Against Against Against Against Against Against	For For For For For Against Against Against Against Against Against Against Against
Versign, Inc.	VRSN 92343E102	5/27/2004	1. Directors Recommend 2. Proposal to ratify the selection of KPMG llp as independent auditors	Issuer Issuer	Yes Yes	For For	For For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Timothy E. Taggart
Timothy E. Taggart
Treasurer
Date: 11/18/2004